Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€) USD ($)	Mar. 26, 2019 USD ($)
Foreign Exchange Rates [Abstract]
Exchange rate at period end	0.89015	0.89015	0.87336	0.87336	0.83382	0.83382	0.88566
Average exchange rate for the period	0.89341	11,234	0.84758	1,145	0.88704	11,993